Marketable Securities and Strategic Investments (Details) € in Millions	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2022 EUR (€)
Marketable Securities and Strategic Investments
Recognized gains (loss)		$ (102,000)	$ 0		$ (102,000)	$ 0	$ 0	$ 0
Investments fair value		69,000			69,000		86,000	958,000
Strategic Investment Motus GI
Marketable Securities and Strategic Investments
Recognized gains (loss)		(31,000)	(160,000)		(17,000)	(380,000)	(900,000)	(1,000,000.0)
Investments fair value		69,000			69,000		$ 86,000	1,000,000.0
Impairment charge		$ 0	$ 0		$ 0	$ 0		$ 0
Strategic Investment Vivasure
Marketable Securities and Strategic Investments
Investments gain	$ 1,900,000
Impairment charge				$ 5,800,000
Haemonetics Corporation | Strategic Investment Vivasure
Marketable Securities and Strategic Investments
Investments fair value | €									€ 30